Schedule of consideration received or receivable (Details) $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Cash		$ 2,591	$ 2,874
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Cash			2,874	$ 4,336
Fair value of contingent consideration			624	941
Less costs to sell			(362)	(525)
Total disposal consideration			3,136	4,752
Estimated carrying amount of net assets sold			7,000	10,100
Loss on sale			$ (3,854)	$ (5,391)	$ (34)	$ (50)